Background information of business and organization (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)		Dec. 31, 2018 CNY (¥)		Dec. 31, 2018 HKD ($)		Dec. 31, 2018 MYR (RM)
Xinyuan International Property Investment Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 06, 2011
Registered Capital | $	$ 500,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan International (HK) Property Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 26, 2011
Registered Capital | $					$ 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Development Group International Inc [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 10, 2011
Registered Capital | $	$ 0
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Real Estate, Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 27, 2006
Registered Capital | $	$ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Development Management East, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 28, 2012
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN NY Holding, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 29, 2012
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
421 Kent Development, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 29, 2012
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Sailing Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 21, 2013
Registered Capital | $					$ 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
AWAN Plasma Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 16, 2007
Registered Capital | RM							RM 33,577,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Eco Marine Group Properties Sdn Bhd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 09, 2014
Registered Capital | RM							RM 33,217,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Jiasheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 02, 2013
Registered Capital | $	$ 60,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan (China) Real Estate, Ltd. ("Xinyuan China") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 10, 2006
Registered Capital | $	$ 307,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Real Estate Co., Ltd. ("Henan Xinyuan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 19, 1997
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Qingdao Xinyuan Xiangrui Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 09, 2006
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shandong Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 02, 2006
Registered Capital			¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Technology Service Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 28, 1998
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	94.00%		94.00%		94.00%		94.00%
Mingyuan Landscape Engineering Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 17, 2004
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 29, 2011
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Suzhou Xinyuan Real Estate Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 24, 2006
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Anhui Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 07, 2006
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Kunshan Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 31, 2008
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Real Estate (Chengdu) Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 12, 2007
Registered Capital			¥ 220,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xuzhou Xinyuan Real Estate Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 09, 2009
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Jiye Real Estate Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 15, 2009
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinyuan Wanzhong Real Estate Co., Ltd. ("Beijing Wanzhong") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 04, 2008
Registered Capital			¥ 900,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinyuan Priority Real Estate Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 08, 2012
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyuan Renju (Beijing) Asset Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 16, 2009
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Priority Commercial Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 10, 2012
Registered Capital			¥ 2,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd. ("Suzhou Wanzhuo") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 20, 2012
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	20.00%		20.00%		20.00%		20.00%
Jiangsu Jiajing Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 28, 2005
Registered Capital			¥ 150,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xingyang Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 25, 2013
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 04, 2013
Registered Capital			¥ 300,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Sanya Beida Science and Technology Park Industrial Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 10, 2014
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Chengdu Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 21, 2014
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Hengsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 19, 2014	[1]
Registered Capital			¥ 20,000,000	[1]
Percentage of Equity Directly Attributable to the Group	100.00%	[1]	100.00%	[1]	100.00%	[1]	100.00%	[1]
Tianjin Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 17, 2014
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xi'an Yinghuai Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 25, 2014
Registered Capital			¥ 3,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Changsha Xinyuan Wanzhuo Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 03, 2014
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shanghai Junxin Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 16, 2014
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Yinghuai Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 05, 2015
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinhe Investment Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 05, 2015
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Yinghuai Commerce and Trade Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 23, 2015
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Guangsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 27, 2015
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shanghai Hexinli Property Management Center. (Limited partnership) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 28, 2015
Registered Capital			¥ 10,640,000
Percentage of Equity Directly Attributable to the Group	78.95%		78.95%		78.95%		78.95%
Shandong Xinyuan Renju Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 19, 2011
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shaanxi Zhongmao Economy Development Co., Ltd. ("Shaanxi Zhongmao") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 22, 1998
Registered Capital			¥ 22,500,000
Percentage of Equity Directly Attributable to the Group	65.98%		65.98%		65.98%		65.98%
421 Kent Holding Co, Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 02, 2014
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hudson 888 Owner LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 22, 2015
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Manhattan Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 09, 2015
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hudson 888 Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 09, 2015
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Shenzhen Xinchuang Investment Consulting Co., Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 20, 2016
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 14, 2015
Registered Capital			¥ 40,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Shengdao Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 14, 2013
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Xinyuan Shunsheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 13, 2016
Registered Capital			¥ 30,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hunan Erli Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 04, 2008
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
XIN Queens Holding LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Queens Theatre Holdco LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Queens Theatre Owner LLC [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 06, 2016
Registered Capital | $	$ 1,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Xinnan Real Estate Co., Ltd. ("Zhengzhou Xinnan") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 21, 2016
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinyan Investment Management Co., Limited. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 08, 2016
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	70.00%		70.00%		70.00%		70.00%
Hunan Xintian Real Estate Co., Ltd. ("Hunan Xintian") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 28, 2009
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Hangmei Technology Development Co., Ltd.("Zhengzhou Hangmei") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 25, 2014
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	51.00%		51.00%		51.00%		51.00%
Zhengzhou Hangmei Zhengxing Technology Co., Ltd.("Hangmei Zhengxing") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 28, 2016
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	60.00%		60.00%		60.00%		60.00%
Xi'an Dingrun Real Estate Co., Ltd. ("Xi'an Dingrun") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 01, 2011
Registered Capital			¥ 20,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhengzhou Kangshengboda Real Estate Co., Ltd. ("Zhengzhou Kangshengboda") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 29, 2016
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Xinjiang Xinyuan Renju Equity Investment., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Feb. 24, 2017
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Zhuhai Prince Real Estate Co., Ltd. ("Zhuhai Prince") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 13, 1990
Registered Capital			¥ 16,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Henan Renxin Real Estate Co., Ltd. ("Henan Renxin") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 11, 2008
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	51.00%		51.00%		51.00%		51.00%
Xinchuang Technology Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 02, 2017
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Hangzhou Huiyuan Investment Management Partnership Enterprise. (Limited partnership) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 23, 2017
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Guangdong Xinyuan Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 18, 2017
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Khorgos XinYan Enterprise Management Consulting Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 04, 2017
Registered Capital			¥ 5,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Taicang Pengchi Real Estate Co., Limited. ("Taicang Pengchi") [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 16, 2017
Registered Capital			¥ 200,000,000
Percentage of Equity Directly Attributable to the Group	17.00%		17.00%		17.00%		17.00%
Jinan Xinyuan Quansheng Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	May 25, 2018
Registered Capital			¥ 50,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Suzhou Yuxi Real Estate Co., Limited. ("Suzhou Yuxi") (2) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 05, 2018	[2]
Registered Capital			¥ 100,000,000	[2]
Percentage of Equity Directly Attributable to the Group	100.00%	[2]	100.00%	[2]	100.00%	[2]	100.00%	[2]
Xinchuang Sailing (Dalian) Healthy Technology Industrial Investment Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 05, 2018
Registered Capital			¥ 600,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Dalian Xinyi Renju Real Estate Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 26, 2018
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Jiangxi Xinkai Renju Management Consulting Service., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Aug. 28, 2018
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Xinyuan Huicheng Technology Development Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 26, 2018
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Suzhou Yefang Real Estate Co., Limited. ("Suzhou Yefang") (3) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Apr. 14, 2017	[3]
Registered Capital			¥ 100,000,000	[3]
Percentage of Equity Directly Attributable to the Group	20.00%	[3]	20.00%	[3]	20.00%	[3]	20.00%	[3]
Chengdu Xinyuan Renju Enterprise Management Co., Ltd. ("Chengdu Renju") (4) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Oct. 26, 2017	[4]
Registered Capital			¥ 50,000,000	[4]
Percentage of Equity Directly Attributable to the Group	100.00%	[4]	100.00%	[4]	100.00%	[4]	100.00%	[4]
Chengdu Guohongteng Real Estate Co., Ltd. ("Chengdu Guohongteng") (5)
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jul. 16, 2010	[5]
Registered Capital			¥ 1,673,179,200	[5]
Percentage of Equity Directly Attributable to the Group	100.00%	[5]	100.00%	[5]	100.00%	[5]	100.00%	[5]
Qingdao Keda Real Estate Co., Ltd. ("Qingdao Keda") (6) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Sep. 20, 2010	[6]
Registered Capital			¥ 50,000,000	[6]
Percentage of Equity Directly Attributable to the Group	100.00%	[6]	100.00%	[6]	100.00%	[6]	100.00%	[6]
Wuhan Yinghexin Real Estate Co., Ltd. ("Wuhan Yinghexin") (7) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jan. 15, 2014	[7]
Registered Capital			¥ 100,000,000	[7]
Percentage of Equity Directly Attributable to the Group	100.00%	[7]	100.00%	[7]	100.00%	[7]	100.00%	[7]
Henan Xinyuan Property Management Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 01, 2016
Registered Capital			¥ 10,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Wuhu Xinyansuifeng NO.1 Investment Center (Limited partnership) (8) [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Nov. 22, 2017	[8]
Registered Capital			¥ 1,501,000,000	[8]
Percentage of Equity Directly Attributable to the Group	100.00%	[8]	100.00%	[8]	100.00%	[8]	100.00%	[8]
Zhuhai Xinyuan Real Estate Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Dec. 31, 2018
Registered Capital			¥ 100,000,000
Percentage of Equity Directly Attributable to the Group	100.00%		100.00%		100.00%		100.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Equity Directly Attributable to the Group	65.00%		65.00%		65.00%		65.00%
Beijing Ruihao Rongtong Real Estate Co., Ltd. ("Ruihao Rongtong") (Note 2(a)) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Jun. 15, 2006
Registered Capital			¥ 250,000,000
Beijing Yuzhouyun Technology Development Center (Limited partnership) ("Yuzhouyun") (Note 2(a)) [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Equity Directly Attributable to the Group	51.00%		51.00%		51.00%		51.00%
Beijing Yuzhouyun Technology Development Center (Limited partnership) ("Yuzhouyun") (Note 2(a)) [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Equity Method Investments [Line Items]
Registered Place and Date of Incorporation	Mar. 02, 2018
Registered Capital			¥ 18,388,300

[1]	Liquidated on January 10, 2018.
[2]	Acquired on June 6, 2018. The Company indirectly controls Suzhou Yuxi through its subsidiary Suzhou Yefang, which owns 100% equity interest in Suzhou Yuxi.
[3]	Acquired on June 6, 2018.
[4]	Acquired on September 6, 2018. The Company indirectly controls Chengdu Renju through its subsidiary Wuhu Xinyansuifeng NO.1 Investment Center (Limited partnership) and Xinyuan Real Estate (Chengdu) Co., Ltd.
[5]	Acquired on September 6, 2018. The Company indirectly controls Chengdu Guohongteng through its subsidiary Chengdu Renju.
[6]	Acquired on July 3, 2018.
[7]	Acquired on May 18, 2018.
[8]	Acquired on September 6, 2018.